UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-10071

                     Oppenheimer Emerging Growth Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                               (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


            Registrant's telephone number, including area code: (303) 768-3200
                                                                --------------

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2002 - October 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended October 31, 2003, followed by a graphical comparison of the Fund's performance to appropriate broad-based market indices.

Management's Discussion of Fund Performance. Over the 12-month period ended October 31, 2003, the Fund delivered exceptionally strong performance, providing returns that far outpaced both of its benchmarks, The Russell 2000 Index and the Russell 2000 Growth Index. The Fund's gains were driven by the sharp upturn in small-cap growth stock prices that began in March 2003 and continued throughout the remainder of the period, and by a large number of exceptionally good individual stock selections produced by our disciplined, bottom-up selection process.
   During the reporting period, our stock selection approach led us to invest the greatest percentage of the Fund's assets in the traditional growth areas of technology, health care and consumer discretionary. Technology stocks provided some of the Fund's best returns, with several performers delivering substantial gains. For example, Lexar Media, Inc., a producer of flash memory, benefited from rapidly growing demand from consumers for digital cameras, MP3 players, and other digital devices. Netease.com, Inc., a China-based Internet portal provider, climbed sharply on the basis of rising revenues from advertising, online gaming and e-mail messaging. SupportSoft, Inc. grew as a result of new corporate customers for its software providing automated online technical assistance. In the health care area, returns particularly benefited from investments in specialty pharmaceutical companies, such as Martek Biosciences Corp., developers of a group of algae-derived food additives with an excellent safety profile that have demonstrated clear health benefits for infants; and Taro Pharmaceutical Industries Ltd., a company with proprietary technology for developing user-friendly topical preparations. Other health care stocks among the Fund's top performers included eResearch Technology, Inc., providing drug development companies with digitized test data to meet new FDA requirements; and Pharmaceutical Resources, Inc., a generic drug maker with a host of new drug applications under review that received approvals for generic versions of several popular drugs. Finally, in the consumer cyclical area, the Fund's best holdings included retailer Urban Outfitters, Inc. which expanded its target customer base beyond young adults through its "Anthropologie" brand store chain; and continuing education providers Corinthian Colleges, Inc., and Career Education Corp.
   Of course, not all of the Fund's holdings enhanced returns. A few disappointments undermined performance, particularly in late-2002 before the market started its steady climb. Among these were Action Performance Companies Inc., an import-dependent company that was hurt by a port strike, and CTI Molecular Imaging, Inc., a medical device

                      6 | OPPENHEIMER EMERGING GROWTH FUND
maker that reported weaker-than-expected earnings. Diminished confidence regarding future growth led us to sell both positions in late 2002. The Fund's portfolio holdings, allocations and strategies are subject to change.
   Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until October 31, 2003. Performance is measured from the inception of Class A, B, C, and Y on November 1, 2000. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001.The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of the Russell 2000 Index and the Russell 2000 Growth Index, unmanaged indices of small cap issuers and small cap issuers with above-average growth characteristics, respectively.
   Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities.


                      7 | OPPENHEIMER EMERGING GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

                Oppenheimer Emerging      Russell           Russell 2000
                Growth Fund (Class A)     2000 Index        Growth Index
11/01/2000      $9,425                    $10,000           $10,000
01/31/2001       9,863                     10,251             9,388
04/30/2001       8,350                      9,823             8,266
07/31/2001       8,983                      9,848             7,947
10/31/2001       7,990                      8,730             6,850
01/31/2002       8,860                      9,883             7,603
04/30/2002       7,716                     10,479             7,562
07/31/2002       5,683                      8,080             5,515
10/31/2002       5,522                      7,720             5,373
01/31/2003       5,711                      7,721             5,349
04/30/2003       6,439                      8,303             5,785
07/31/2003       8,435                      9,946             7,057
10/31/2003       9,740                     11,068             7,874

Average Annual Total Returns of Class A Shares of the Fund at 10/31/03*
1-Year  66.23%             Since Inception  -0.88%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

                  Oppenheimer Emerging     Russell         Russell 2000
                  Growth Fund (Class B)    2000 Index      Growth Index
11/01/2000        $10,000                  $10,000         $10,000
01/31/2001         10,439                   10,251           9,388
04/30/2001          8,815                    9,823           8,266
07/31/2001          9,466                    9,848           7,947
10/31/2001          8,403                    8,730           6,850
01/31/2002          9,296                    9,883           7,603
04/30/2002          8,083                   10,479           7,562
07/31/2002          5,937                    8,080           5,515
10/31/2002          5,756                    7,720           5,373
01/31/2003          5,937                    7,721           5,349
04/30/2003          6,689                    8,303           5,785
07/31/2003          8,744                    9,946           7,057
10/31/2003          9,778                   11,068           7,874

Average Annual Total Returns of Class B Shares of the Fund at 10/31/03*
1-Year  70.09%             Since Inception  -0.75%

*See Notes on page 11 for further details.



                      8 | OPPENHEIMER EMERGING GROWTH FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
              Oppenheimer Emerging     Russell 2000    Russell 2000
              Growth Fund (Class C)    Index           Growth Index
11/01/2000    $10,000                  $10,000         $10,000
01/31/2001     10,448                   10,251           9,388
04/30/2001      8,823                    9,823           8,266
07/31/2001      9,475                    9,848           7,947
10/31/2001      8,412                    8,730           6,850
01/31/2002      9,295                    9,883           7,603
04/30/2002      8,091                   10,479           7,562
07/31/2002      5,946                    8,080           5,515
10/31/2002      5,765                    7,720           5,373
01/31/2003      5,946                    7,721           5,349
04/30/2003      6,698                    8,303           5,785
07/31/2003      8,753                    9,946           7,057
10/31/2003     10,087                   11,068           7,874

Average Annual Total Returns of Class C Shares of the Fund at 10/31/03*
1-Year  73.96%             Since Inception  0.29%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

              Oppenheimer Emerging Growth    Russell        Russell 2000
              Growth Fund (Class N)          2000 Index     Growth Index
03/01/2001    $10,000                        $10,000        $10,000
04/30/2001     10,652                         10,255         10,204
07/31/2001     11,449                         10,281          9,810
10/31/2001     10,181                          9,114          8,455
01/31/2002     11,268                         10,317          9,385
04/30/2002      9,807                         10,940          9,334
07/31/2002      7,222                          8,435          6,807
10/31/2002      7,017                          8,060          6,632
01/31/2003      7,246                          8,061          6,602
04/30/2003      8,164                          8,668          7,141
07/31/2003     10,676                         10,384          8,711
10/31/2003     12,331                         11,555          9,719

Average Annual Total Returns of Class N Shares of the Fund at 10/31/03*
1-Year  74.73%             Since Inception  8.17%

The performance information for both indices in the graphs begins on 10/31/00 for Class A, Class B, Class C and Class Y, and on 2/28/01 for Class N.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


                      9 | OPPENHEIMER EMERGING GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
                 Oppenheimer Emerging    Russell               Russell 2000
                 Growth Fund (Class Y)   2000 Index            Growth Index
11/01/2000        $10,000                $10,000               $10,000
01/31/2001         10,468                 10,251                 9,388
04/30/2001          8,862                  9,823                 8,266
07/31/2001          9,545                  9,848                 7,947
10/31/2001          8,501                  8,730                 6,850
01/31/2002          9,424                  9,883                 7,603
04/30/2002          8,220                 10,479                 7,562
07/31/2002          6,062                  8,080                 5,515
10/31/2002          5,901                  7,720                 5,373
01/31/2003          6,112                  7,721                 5,349
04/30/2003          6,905                  8,303                 5,785
07/31/2003          9,053                  9,946                 7,057
10/31/2003         10,468                 11,068                 7,874

Average Annual Total Returns of Class Y Shares of the Fund at 10/31/03*
1-Year  77.38%             Since Inception  1.54%

*See Notes on page 11 for further details.
The performance information for both indices in the graphs begins on 10/31/00 for Class A, Class B, Class C and Class Y, and on 2/28/01 for Class N.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


                      10 | OPPENHEIMER EMERGING GROWTH FUND

NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 11/1/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      11 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  October 31, 2003
--------------------------------------------------------------------------------


                                       Market Value
                              Shares     See Note 1
---------------------------------------------------
Common Stocks--98.8%
---------------------------------------------------
Consumer Discretionary--14.6%
---------------------------------------------------
Hotels, Restaurants & Leisure--3.2%
Alliance Gaming Corp. 1       37,200    $   902,100
---------------------------------------------------
Ruby Tuesday, Inc.            22,100        604,435
---------------------------------------------------
Scientific Games
Corp., Cl. A 1                75,000        997,500
---------------------------------------------------
Station Casinos, Inc.         23,400        696,150
                                        -----------
                                          3,200,185

---------------------------------------------------
Household Durables--0.3%
Tripath
Technology, Inc. 1            48,300        241,983
---------------------------------------------------
Internet & Catalog Retail--1.0%
RedEnvelope, Inc. 1           76,000      1,013,840
---------------------------------------------------
Leisure Equipment & Products--1.1%
Marvel
Enterprises, Inc. 1           35,500      1,045,475
---------------------------------------------------
Media--1.5%
Radio One, Inc. 1             27,300        437,619
---------------------------------------------------
Sonic Solutions, Inc. 1       61,100      1,087,580
                                        -----------
                                          1,525,199

---------------------------------------------------
Multiline Retail--1.0%
Fred's, Inc.                  26,200        987,216
---------------------------------------------------
Specialty Retail--5.8%
bebe stores, Inc. 1           30,000        837,000
---------------------------------------------------
Finish Line, Inc.
(The), Cl. A 1                28,800        881,856
---------------------------------------------------
Hot Topic, Inc. 1             26,050        747,896
---------------------------------------------------
Jo-Ann Stores, Inc.,
Cl. A 1                       21,200        636,212
---------------------------------------------------
Pacific Sunwear
of California, Inc. 1         31,250        721,563
---------------------------------------------------
Select Comfort Corp. 1        23,300        729,290
---------------------------------------------------
Urban Outfitters, Inc. 1      35,800      1,194,288
                                        -----------
                                          5,748,105

---------------------------------------------------
Textiles, Apparel & Luxury Goods--0.7%
Authentidate
Holding Corp. 1               62,200        716,482
---------------------------------------------------
Consumer Staples--1.5%
---------------------------------------------------
Food & Staples Retailing--0.7%
Central European
Distribution Corp. 1          17,500        657,825
---------------------------------------------------
Food Products--0.8%
Stake Technology Ltd. 1       84,700        812,273


                                       Market Value
                              Shares     See Note 1
---------------------------------------------------
Energy--2.0%
---------------------------------------------------
Energy Equipment & Services--1.4%
Patterson-UTI
Energy, Inc. 1                23,800    $   680,442
---------------------------------------------------
Rowan Cos., Inc. 1            28,300        677,785
                                        -----------
                                          1,358,227

---------------------------------------------------
Oil & Gas--0.6%
Brigham
Exploration Co. 1             97,400        652,580
---------------------------------------------------
Financials--3.1%
---------------------------------------------------
Capital Markets--0.6%
National Financial
Partners Corp. 1              21,600        585,360
---------------------------------------------------
Commercial Banks--0.5%
UCBH Holdings, Inc.           14,300        510,653
---------------------------------------------------
Diversified Financial Services--1.5%
CapitalSource, Inc. 1         22,000        478,500
---------------------------------------------------
Investors Financial
Services Corp.                18,000        635,940
---------------------------------------------------
Raymond James
Financial, Inc.                9,600        391,584
                                        -----------
                                          1,506,024

---------------------------------------------------
Real Estate--0.5%
Newcastle
Investment Corp.              18,700        437,580
---------------------------------------------------
Health Care--17.9%
---------------------------------------------------
Biotechnology--3.9%
Digene Corp. 1                22,800        802,560
---------------------------------------------------
Gen-Probe, Inc. 1             53,400      1,429,518
---------------------------------------------------
Martek Biosciences
Corp. 1                       24,900      1,205,409
---------------------------------------------------
Nuerocrine
Biosciences, Inc. 1            8,700        407,421
                                        -----------
                                          3,844,908

---------------------------------------------------
Health Care Equipment & Supplies--2.4%
Advanced
Neuromodulation
Systems, Inc. 1               19,350        793,350
---------------------------------------------------
Inamed Corp. 1                11,600      1,001,892
---------------------------------------------------
VISX, Inc. 1                  24,000        582,240
                                        -----------
                                          2,377,482




                      12 | OPPENHEIMER EMERGING GROWTH FUND

                                       Market Value
                              Shares     See Note 1
---------------------------------------------------
Health Care Providers & Services--2.4%
Bio-Imaging
Technologies, Inc. 1,2       123,800    $   631,009
---------------------------------------------------
eResearch
Technology, Inc. 1            30,100      1,384,299
---------------------------------------------------
VistaCare, Inc., Cl. A 1      11,500        396,865
                                        -----------
                                          2,412,173

---------------------------------------------------
Pharmaceuticals--9.2%
Able Laboratories, Inc. 1      21,800       421,612
---------------------------------------------------
Acusphere, Inc. 1              9,400         90,240
---------------------------------------------------
Angiotech
Pharmaceuticals, Inc. 1       35,500      1,623,415
---------------------------------------------------
Columbia
Laboratories, Inc. 1          39,600        418,968
---------------------------------------------------
Connetics Corp. 1             44,700        800,577
---------------------------------------------------
Discovery
Laboratories, Inc. 1          34,000        246,160
---------------------------------------------------
DOV Pharmaceutical,
Inc. 1,2                      28,500        349,125
---------------------------------------------------
Eon Labs, Inc. 1               6,800        286,348
---------------------------------------------------
Flamel Techologies
SA, Sponsored ADR 1           40,000      1,010,000
---------------------------------------------------
MGI Pharma, Inc. 1            25,600        961,536
---------------------------------------------------
Penwest
Pharmaceuticals Co. 1         25,000        409,500
---------------------------------------------------
Penwest
Pharmaceuticals Co. 1         20,000        303,456
---------------------------------------------------
Pharmaceutical
Resources, Inc. 1             14,400      1,040,832
---------------------------------------------------
Pozen, Inc. 1                 34,400        431,032
---------------------------------------------------
Taro Pharmaceutical
Industries Ltd. 1             11,300        726,025
                                        -----------
                                          9,118,826

---------------------------------------------------
Industrials--10.2%
---------------------------------------------------
Aerospace & Defense--0.3%
Cubic Corp.                   11,200        318,080
---------------------------------------------------
Airlines--1.7%
AirTran Holdings, Inc. 1      58,200        943,422
---------------------------------------------------
Frontier Airlines, Inc. 1     44,500        715,115
                                        -----------
                                          1,658,537



                                       Market Value
                              Shares     See Note 1
---------------------------------------------------
Commercial Services & Supplies--7.7%
---------------------------------------------------
Bennett
Environmental, Inc. 1         38,500    $   720,720
---------------------------------------------------
Career Education
Corp. 1                       20,400      1,092,420
---------------------------------------------------
Corinthian
Colleges, Inc. 1              15,900        984,528
---------------------------------------------------
Corporate Executive
Board Co. 1                    7,200        367,272
---------------------------------------------------
Education
Management Corp. 1             8,200        518,076
---------------------------------------------------
Exult, Inc. 1                106,800        846,924
---------------------------------------------------
Gevity HR, Inc.               29,200        441,504
---------------------------------------------------
Monster
Worldwide, Inc. 1             38,800        988,236
---------------------------------------------------
Navigant
Consulting, Inc. 1            30,000        492,900
---------------------------------------------------
Stericycle, Inc. 1            14,400        664,992
---------------------------------------------------
Sylvan Learning
Systems, Inc. 1               18,400        520,720
                                        -----------
                                          7,638,292

---------------------------------------------------
Machinery--0.2%
Ceradyne, Inc. 1               5,800        240,932
---------------------------------------------------
Road & Rail--0.3%
Pacer International,
Inc. 1                        14,700        303,114
---------------------------------------------------
Information Technology--48.5%
---------------------------------------------------
Communications Equipment--9.0%
ADTRAN, Inc.                  20,200      1,374,204
---------------------------------------------------
Audiocodes Ltd. 1             66,800        572,476
---------------------------------------------------
Emulex Corp. 1                28,800        815,616
---------------------------------------------------
IxiA 1                        78,400        940,800
---------------------------------------------------
McDATA Corp., Cl. B 1         57,700        589,694
---------------------------------------------------
NetScreen
Technologies, Inc. 1          27,900        742,698
---------------------------------------------------
Packeteer, Inc. 1             47,600        832,048
---------------------------------------------------
Performance
Technologies, Inc. 1         108,000      1,122,120
---------------------------------------------------
REMEC, Inc. 1                 69,000        761,070
---------------------------------------------------
UTStarcom, Inc. 1             36,500      1,149,750
                                        -----------
                                          8,900,476




                      13 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                       Market Value
                              Shares     See Note 1
---------------------------------------------------
Computers & Peripherals--4.8%
Advanced Digital
Information Corp. 1           38,500    $   625,625
---------------------------------------------------
ATI Technologies, Inc. 1      37,600        538,056
---------------------------------------------------
Dot Hill Systems Corp. 1      24,400        327,204
---------------------------------------------------
Lexar Media, Inc. 1           45,200      1,035,532
---------------------------------------------------
Maxtor Corp. 1                69,400        948,698
---------------------------------------------------
Network Engines, Inc. 1       49,700        488,004
---------------------------------------------------
Western Digital Corp. 1       60,000        807,000
                                        -----------
                                          4,770,119

---------------------------------------------------
Electronic Equipment & Instruments--5.1%
Bell Microproducts,
Inc. 1                       120,300      1,015,332
---------------------------------------------------
Brightpoint, Inc. 1           67,550      1,935,308
---------------------------------------------------
Innovex, Inc. 1               51,400        580,820
---------------------------------------------------
TTM Technologies,
Inc. 1                        48,400        779,240
---------------------------------------------------
Vishay
Intertechnology, Inc. 1       38,500        721,875
                                        -----------
                                          5,032,575

---------------------------------------------------
Internet Software & Services--11.5%
Digital River, Inc. 1         31,500        862,470
---------------------------------------------------
Digitas, Inc. 1               46,000        400,200
---------------------------------------------------
eCollege.com, Inc. 1          85,400      1,852,326
---------------------------------------------------
Lionbridge
Technologies, Inc. 1          66,800        603,204
---------------------------------------------------
MicroStrategy, Inc.,
Cl. A 1                       21,200      1,166,000
---------------------------------------------------
National Information
Consortium, Inc. 1           111,700        578,606
---------------------------------------------------
Netease.com, Inc.,
ADR1                          12,600        572,040
---------------------------------------------------
Openwave
Systems, Inc. 1               35,633        465,011
---------------------------------------------------
SINA Corp. 1                  20,900        807,367
---------------------------------------------------
SupportSoft, Inc. 1          121,600      1,457,984
---------------------------------------------------
United Online, Inc. 1         69,900      2,012,421
---------------------------------------------------
VeriSign, Inc. 1              37,400        593,538
                                        -----------
                                         11,371,167



                                       Market Value
                              Shares     See Note 1
---------------------------------------------------
IT Services--1.3%
Cognizant Technology
Solutions Corp. 1             19,800    $   898,722
---------------------------------------------------
Mediware
Information
Systems, Inc. 1               28,800        424,800
                                        -----------
                                          1,323,522

---------------------------------------------------
Office Electronics--1.7%
Metrologic
Instruments, Inc. 1           46,400      1,087,152
---------------------------------------------------
Zebra Technologies
Corp., Cl. A 1                11,000        626,450
                                        -----------
                                          1,713,602

---------------------------------------------------
Semiconductors & Semiconductor Equipment--8.4%
AMIS Holdings, Inc. 1         16,300        328,445
---------------------------------------------------
FEI Co. 1                     23,800        565,250
---------------------------------------------------
Integrated Circuit
Systems, Inc. 1               14,900        500,193
---------------------------------------------------
Kopin Corp. 1                 59,200        433,936
---------------------------------------------------
LTX Corp. 1                   30,000        428,700
---------------------------------------------------
MEMC Electronic
Materials, Inc. 1             42,900        480,480
---------------------------------------------------
Microsemi Corp. 1             37,900        784,530
---------------------------------------------------
O2Micro
International Ltd. 1          28,800        613,728
---------------------------------------------------
OmniVision
Technologies, Inc. 1          21,200      1,204,160
---------------------------------------------------
ON Semiconductor
Corp. 1                      100,000        430,000
---------------------------------------------------
Power Integrations,
Inc. 1                        32,500      1,131,650
---------------------------------------------------
 Skyworks Solutions,
 Inc. 1                       13,700        117,546
---------------------------------------------------
 Standard
 Microsystems Corp. 1         25,000        750,000
---------------------------------------------------
 Vitesse
 Semiconductor Corp. 1        80,900        569,536
                                        -----------
                                          8,338,154




                      14 | OPPENHEIMER EMERGING GROWTH FUND

                                       Market Value
                              Shares     See Note 1
---------------------------------------------------
Software--6.7%
Activision, Inc. 1            56,000    $   845,040
---------------------------------------------------
Altiris, Inc. 1               21,400        735,732
---------------------------------------------------
BEA Systems, Inc. 1           30,000        417,000
---------------------------------------------------
FileNet Corp. 1               47,500      1,269,200
---------------------------------------------------
Inet Technologies, Inc. 1     33,600        451,920
---------------------------------------------------
Macromedia, Inc. 1            32,200        615,342
---------------------------------------------------
Magma Design
Automation, Inc. 1            43,100      1,044,313
---------------------------------------------------
Micromuse, Inc. 1             68,500        551,425
---------------------------------------------------
Take-Two Interactive
Software, Inc. 1              16,800        664,440
                                        -----------
                                          6,594,412

---------------------------------------------------
Materials--0.4%
---------------------------------------------------
Metals & Mining--0.4%
GrafTech
International Ltd. 1          40,100        416,639
---------------------------------------------------
Telecommunication Services--0.6%
---------------------------------------------------
Diversified Telecommunication Services--0.6%
PTEK Holdings, Inc. 1         63,900        556,569
                                        -----------
Total Common Stocks
(Cost $77,034,527)                       97,928,586

                               Units
---------------------------------------------------
Rights, Warrants and Certificates--0.0%
---------------------------------------------------
Discovery Laboratories,
Inc. Wts., Exp. 9/20/10 1,2    6,800         31,199
---------------------------------------------------
Penwest
Pharmaceuticals Co.
Wts., Exp. 11/5/03 1          20,000            821
                                        -----------
Total Rights, Warrants
and Certificates (Cost $0)                   32,020




                           Principal   Market Value
                              Amount     See Note 1
---------------------------------------------------
Joint Repurchase Agreements--0.4%
Undivided interest of 0.28% in joint
repurchase agreement (Principal Amount/
Market Value $149,808,000, with a
maturity value of $149,820,109) with
Banc One Capital Markets, Inc., 0.97%,
dated 10/31/03, to be repurchased at
$426,034 on 11/3/03, collateralized by
U.S. Treasury Bonds, 3.625%--9%,
3/31/04--8/15/23, with a value of
$152,949,680
(Cost $426,000)             $426,000    $   426,000
---------------------------------------------------
Total Investments,
at Value
(Cost $77,460,527)             99.2%     98,386,606
---------------------------------------------------
Other Assets
Net of Liabilities              0.8         754,675
                              ---------------------
Net Assets                    100.0%    $99,141,281
                              =====================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted.
See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


                      15 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------
Investments, at value (cost $77,460,527)--see accompanying statement  $ 98,386,606
-----------------------------------------------------------------------------------
Cash                                                                         6,705
-----------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                         3,076,833
Shares of beneficial interest sold                                       1,194,063
Interest and dividends                                                       3,386
Other                                                                          314
                                                                     --------------
Total assets                                                           102,667,907

-----------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                    3,188,395
Shares of beneficial interest redeemed                                     248,166
Shareholder reports                                                         23,646
Transfer and shareholder servicing agent fees                               21,120
Distribution and service plan fees                                          18,538
Trustees' compensation                                                       1,726
Other                                                                       25,035
                                                                       ------------
Total liabilities                                                        3,526,626

-----------------------------------------------------------------------------------
Net Assets                                                            $ 99,141,281
                                                                      =============

-----------------------------------------------------------------------------------
Composition of Net Assets
-----------------------------------------------------------------------------------
Paid-in capital                                                       $ 87,825,290
-----------------------------------------------------------------------------------
Accumulated investment loss                                                 (1,695)
-----------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                (9,608,393)
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments                              20,926,079
                                                                       ------------
Net Assets                                                            $ 99,141,281
                                                                      =============





                      16 | OPPENHEIMER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$59,396,398 and 5,766,332 shares of beneficial interest outstanding)      $10.30
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                  $10.93
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $20,519,828 and 2,041,758 shares of beneficial interest
outstanding)                                                              $10.05
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $13,887,172 and 1,380,244 shares of beneficial interest
outstanding)                                                              $10.06
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,424,566 and 237,526 shares of beneficial interest
outstanding)                                                              $10.21
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,913,317 and 279,342 shares of beneficial interest
outstanding)                                                              $10.43



See accompanying Notes to Financial Statements.


                      17 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2003
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $621)                   $    96,654
-----------------------------------------------------------------------------------
Interest                                                                    20,022
                                                                       ------------
Total investment income                                                    116,676

-----------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------
Management fees                                                            479,700
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                     66,802
Class B                                                                    105,056
Class C                                                                     66,240
Class N                                                                      5,598
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    107,197
Class B                                                                     71,554
Class C                                                                     33,491
Class N                                                                      5,469
Class Y                                                                         46
-----------------------------------------------------------------------------------
Shareholder reports                                                         52,953
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                  5,510
-----------------------------------------------------------------------------------
Trustees' compensation                                                       2,365
-----------------------------------------------------------------------------------
Other                                                                       15,612
                                                                       ------------
Total expenses                                                           1,017,593
Less reduction to custodian expenses                                          (268)
Less voluntary waiver of transfer and shareholder servicing
  agent fees--Class A                                                      (12,869)
Less voluntary waiver of transfer and shareholder servicing
  agent fees--Class B                                                      (40,654)
Less voluntary waiver of transfer and shareholder servicing
  agent fees--Class C                                                      (11,916)
Less voluntary waiver of transfer and shareholder servicing
  agent fees--Class N                                                       (1,619)
                                                                       ------------
Net expenses                                                               950,267

-----------------------------------------------------------------------------------
Net Investment Loss                                                       (833,591)

-----------------------------------------------------------------------------------
Realized and Unrealized Gain
-----------------------------------------------------------------------------------
Net realized gain on investments                                         5,534,053
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    23,236,139

-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                   $27,936,601
                                                                       ============




See accompanying Notes to Financial Statements.


                      18 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Year Ended October 31,                                         2003          2002
-----------------------------------------------------------------------------------
Operations
-----------------------------------------------------------------------------------
Net investment loss                                      $  (833,591)  $  (564,932)
-----------------------------------------------------------------------------------
Net realized gain (loss)                                   5,534,053   (10,327,183)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)      23,236,139    (4,009,696)
                                                         --------------------------
Net increase (decrease) in net assets resulting
  from operations                                         27,936,601   (14,901,811)

-----------------------------------------------------------------------------------
Beneficial Interest Transactions
-----------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                   23,540,294     9,052,385
Class B                                                    8,157,568     5,795,703
Class C                                                    5,135,955     3,538,108
Class N                                                    1,182,442       794,048
Class Y                                                    1,354,893       675,716

-----------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------
Total increase                                            67,307,753     4,954,149
-----------------------------------------------------------------------------------
Beginning of period                                       31,833,528    26,879,379
                                                         --------------------------
End of period [including accumulated net investment
loss of $1,695 and $830, respectively]                   $99,141,281   $31,833,528
                                                         ==========================



See accompanying Notes to Financial Statements.


                      19 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Class A      Year Ended October 31,                         2003      2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 5.84     $8.45    $10.00
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.08)     (.10)     (.03)
Net realized and unrealized gain (loss)                     4.54     (2.51)    (1.49)
                                                          ----------------------------
Total from investment operations                            4.46     (2.61)    (1.52)
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --        --      (.03)
--------------------------------------------------------------------------------------
Net asset value, end of period                            $10.30     $5.84    $ 8.45
                                                          ============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         76.37%   (30.89)%  (15.22)%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $59,396   $19,310   $20,392
--------------------------------------------------------------------------------------
Average net assets (in thousands)                        $28,386   $24,497   $16,941
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (1.48)%   (1.35)%   (0.57)%
Total expenses                                              1.77%     1.85%     1.58%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                             1.72%     1.78%      N/A 4
--------------------------------------------------------------------------------------
Portfolio turnover rate                                      204%      263%      214%

1. For the period from November 1, 2000 (commencement of operations) to October 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.



                      20 | OPPENHEIMER EMERGING GROWTH FUND

Class B      Year Ended October 31,                         2003       2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 5.74     $8.38    $10.00
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.09)     (.12)     (.07)
Net realized and unrealized gain (loss)                     4.40     (2.52)    (1.52)
                                                          ----------------------------
Total from investment operations                            4.31     (2.64)    (1.59)
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --        --      (.03)
--------------------------------------------------------------------------------------
Net asset value, end of period                            $10.05     $5.74    $ 8.38
                                                          ============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         75.09%   (31.50)%  (15.96)%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $20,520    $6,395    $3,866
--------------------------------------------------------------------------------------
Average net assets (in thousands)                        $10,544    $6,979    $2,256
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (2.20)%   (2.22)%   (1.78)%
Total expenses                                              2.83%     2.74%     2.47%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                             2.44%     2.67%      N/A 4
--------------------------------------------------------------------------------------
Portfolio turnover rate                                      204%      263%      214%

1. For the period from November 1, 2000 (commencement of operations) to October 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.



                      21 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Class C      Year Ended October 31,                         2003      2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 5.75     $8.39    $10.00
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.11)     (.08)     (.04)
Net realized and unrealized gain (loss)                     4.42     (2.56)    (1.54)
                                                          ----------------------------
Total from investment operations                            4.31     (2.64)    (1.58)
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --        --      (.03)
--------------------------------------------------------------------------------------
Net asset value, end of period                            $10.06     $5.75    $ 8.39
                                                          ============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         74.96%   (31.47)%  (15.88)%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $13,887    $4,877    $2,356
--------------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 6,649    $3,061    $1,022
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (2.22)%   (2.25)%   (1.76)%
Total expenses                                              2.65%     2.72%     2.46%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                             2.47%     2.65%      N/A 4
--------------------------------------------------------------------------------------
Portfolio turnover rate                                      204%      263%      214%



1. For the period from November 1, 2000 (commencement of operations) to October 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


                      22 | OPPENHEIMER EMERGING GROWTH FUND

Class N      Year Ended October 31,                         2003      2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 5.81     $8.43     $8.28
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.10)     (.08)     (.05)
Net realized and unrealized gain (loss)                     4.50     (2.54)      .20
                                                          ----------------------------
Total from investment operations                            4.40     (2.62)      .15
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --        --        --
--------------------------------------------------------------------------------------
Net asset value, end of period                            $10.21     $5.81     $8.43
                                                          ============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         75.73%   (31.08)%    1.81%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $2,425      $594       $34
--------------------------------------------------------------------------------------
Average net assets (in thousands)                         $1,125      $412       $16
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (1.76)%   (1.63)%   (1.69)%
Total expenses                                              2.14%     2.18%     2.03%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                             2.00%     2.11%      N/A 4
--------------------------------------------------------------------------------------
Portfolio turnover rate                                      204%      263%      214%


1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


                      23 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


Class  Y      Year Ended October 31,                        2003      2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 5.88     $8.47    $10.00
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                (.09)     (.08)      .02
Net realized and unrealized gain (loss)                     4.64     (2.51)    (1.51)
                                                          ----------------------------
Total from investment operations                            4.55     (2.59)    (1.49)
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --        --      (.04)
--------------------------------------------------------------------------------------
Net asset value, end of period                            $10.43     $5.88    $ 8.47
                                                          ============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         77.38%   (30.58)%  (14.99)%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $2,913      $657      $232
--------------------------------------------------------------------------------------
Average net assets (in thousands)                         $1,449      $532      $ 30
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (0.92)%   (0.84)%   (0.97)%
Total expenses                                              1.15%     1.48%     3.87%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                              N/A 4    1.29%     1.28%
--------------------------------------------------------------------------------------
Portfolio turnover rate                                      204%      263%      214%



1. For the period from November 1, 2000 (commencement of operations) to October 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


                      24 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Emerging Growth Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.


                      25 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             Net Unrealized
                                                               Appreciation
                                                           Based on Cost of
                                                             Securities and
        Undistributed   Undistributed       Accumulated   Other Investments
        Net Investment      Long-Term              Loss  for Federal Income
        Income                   Gain  Carryforward 1,2        Tax Purposes
        -------------------------------------------------------------------
        $--                       $--        $9,570,101         $20,887,787

1. As of October 31, 2003, the Fund had $9,570,101 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2003, details of the capital loss carryforward were as follows:

                              Expiring
                              ----------------------
                              2010         9,570,101

2. During the fiscal year October 31, 2003, the Fund utilized $5,140,037 of capital loss carryforward to offset capital gains realized in that fiscal year. During the fiscal year October 31, 2002, the Fund did not utilize any capital loss carryforwards.


                      26 | OPPENHEIMER EMERGING GROWTH FUND

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 From          To (From)                            Net
                 Ordinary   Capital Gain     Tax Return      Investment
                 Loss             (Loss)     of Capital            Loss
                 ------------------------------------------------------
                 $832,726            $--            $--        $839,268

No distributions were paid during the years ended October 31, 2003 and October 31, 2002.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities
                 and other investments           $77,498,819
                                                 ===========

                 Gross unrealized appreciation   $22,398,904
                 Gross unrealized depreciation    (1,511,117)
                                                 -----------
                 Net unrealized appreciation     $20,887,787
                                                 ===========

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2003, the Fund's projected benefit obligations were increased by $923 and payments of $59 were made to retired trustees, resulting in an accumulated liability of $1,694 as of October 31, 2003.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.



                      27 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                         Year Ended October 31, 2003   Year Ended October 31, 2002
                                Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------
Class A
Sold                         6,075,182   $51,242,510      3,152,945    $26,194,011
Redeemed                    (3,613,483)  (27,702,216)    (2,260,696)   (17,141,626)
                            -------------------------------------------------------
Net increase                 2,461,699   $23,540,294        892,249    $ 9,052,385
                            =======================================================

-----------------------------------------------------------------------------------
Class B
Sold                         1,756,252   $14,456,517      1,439,747    $11,365,085
Redeemed                      (828,442)   (6,298,949)      (787,181)    (5,569,382)
                            -------------------------------------------------------
Net increase                   927,810   $ 8,157,568        652,566    $ 5,795,703
                            =======================================================

-----------------------------------------------------------------------------------
Class C
Sold                         1,820,923   $15,186,788      1,063,885    $ 7,600,986
Redeemed                    (1,289,240)  (10,050,833)      (496,262)    (4,062,878)
                            -------------------------------------------------------
Net increase                   531,683   $ 5,135,955        567,623    $ 3,538,108
                            =======================================================

-----------------------------------------------------------------------------------
Class N
Sold                           264,715   $ 2,110,308        196,949    $ 1,522,929
Redeemed                      (129,515)     (927,866)       (98,624)      (728,881)
                            -------------------------------------------------------
Net increase                   135,200   $ 1,182,442         98,325    $   794,048
                            =======================================================


                      28 | OPPENHEIMER EMERGING GROWTH FUND

                         Year Ended October 31, 2003   Year Ended October 31, 2002
                                Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------
Class Y
Sold                           274,183  $  2,217,398        129,755   $  1,009,456
Redeemed                      (106,636)     (862,505)       (45,335)      (333,740)
                            -------------------------------------------------------
Net increase                   167,547  $  1,354,893         84,420   $    675,716
                            =======================================================


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2003, were $138,540,850 and $99,572,605, respectively.


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $500 million of average annual net assets; 0.90% of the next $500 million; and 0.85% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2003, the Fund paid $145,703 to OFS for services to the Fund.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                 Aggregate        Class A    Concessions    Concessions    Concessions    Concessions
                 Front-End      Front-End     on Class A     on Class B     on Class C     on Class N
             Sales Charges  Sales Charges         Shares         Shares         Shares         Shares
                on Class A    Retained by    Advanced by    Advanced by    Advanced by    Advanced by
Year Ended          Shares    Distributor  Distributor 1  Distributor 1  Distributor 1  Distributor 1
-----------------------------------------------------------------------------------------------------
October 31, 2003  $314,446        $84,802         $8,149       $186,107        $54,496         $8,598

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


                      29 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
                            Class A        Class B        Class C        Class N
                         Contingent     Contingent     Contingent     Contingent
                           Deferred       Deferred       Deferred       Deferred
                      Sales Charges  Sales Charges  Sales Charges  Sales Charges
                        Retained by    Retained by    Retained by    Retained by
Year Ended              Distributor    Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
October 31, 2003                $--        $25,525         $1,327         $5,266


--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended October 31, 2003, expense under the Class A Plan totaled $66,802, all of which were paid by the Distributor to recipients, which included $95 retained by the Distributor and $5,250 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the year ended October 31, 2003, were as follows:

                                                                   Distributor's
                                                    Distributor's      Aggregate
                                                        Aggregate  Uncompensated
                                                    Uncompensated  Expenses as %
                   Total Expenses  Amount Retained       Expenses  of Net Assets
                       Under Plan   by Distributor     Under Plan       of Class
--------------------------------------------------------------------------------
Class B Plan             $105,056          $75,815       $243,456          1.19%
Class C Plan               66,240           27,667         90,836          0.65
Class N Plan                5,598            4,436         15,443          0.64


--------------------------------------------------------------------------------
5. Illiquid or Restricted Securities
As of October 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified

                      30 | OPPENHEIMER EMERGING GROWTH FUND
institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2003 was $1,011,333, which represents 1.02% of the Fund's net assets, all of which was considered restricted. Information concerning restricted securities is as follows:

                                                                              Unrealized
                                 Acquisition             Valuation as of    Appreciation
Security                               Dates     Cost   October 31, 2003  (Depreciation)
----------------------------------------------------------------------------------------
Stocks and/or Warrants
Bio-Imaging Technologies, Inc.       9/12/03 $758,275           $631,009      $(127,266)
Discovery Laboratories, Inc. Wts.,
Exp. 9/20/10                         6/18/03       --             31,199         31,199
DOV Pharmaceutical, Inc.             9/19/03  514,391            349,125       (165,266)


--------------------------------------------------------------------------------
6. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the year ended or at October 31, 2003.


                      31 | OPPENHEIMER EMERGING GROWTH FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The Board of Trustees and Shareholders of
Oppenheimer Emerging Growth Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Emerging Growth Fund, including the statement of investments, as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from November 1, 2000 (commencement of operations) to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Emerging Growth Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from November 1, 2000 (commencement of operations) to October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP

Denver, Colorado
November 21, 2003


                      32 | OPPENHEIMER EMERGING GROWTH FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $97,275 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                      33 | OPPENHEIMER EMERGING GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with                 Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held
Fund, Length of Service, Age                by Trustee; Number of Portfolios in Fund Complex Currently Overseen by Trustee


INDEPENDENT                                 The address of each Trustee in the chart below is 6803 S. Tucson Way,
TRUSTEES                                    Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal. Mr. Motley was elected as
                                            Trustee to the Board I funds effective October 10, 2002 and did not hold shares of Board I funds during the calendar year ended December 31, 2002.

Clayton K. Yeutter,                         Of Counsel (since 1993), Hogan & Hartson (a law firm). Other directorships:
Chairman of the Board                       Weyerhaeuser Corp. (since 1999) and Danielson Holding Corp. (since 2002);
of Trustees (since 2003),                   formerly a director of Caterpillar, Inc. (1993-December 2002). Oversees 25
Trustee (since 2000)                        portfolios in the OppenheimerFunds complex.
Age: 72

Robert G. Galli,                            A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 2000)                        OppenheimerFunds complex.
Age: 70

Phillip A. Griffiths,                       A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a
Trustee (since 2000)                        director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 65                                     Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                                            Arts and Sciences (since 1995), American Philosophical Society (since 1996) and
                                            Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust
                                            New York Corporation (1994-1999). Oversees 25 portfolios in the OppenheimerFunds complex.

Joel W. Motley,                             Director (since 2002) Columbia Equity Financial Corp. (privately-held financial
Trustee (since 2002)                        adviser); Managing Director (since 2002) Carmona Motley, Inc. (privately-held
Age: 51                                     financial adviser); Formerly he held the following positions: Managing Director
                                            (January 1998-December 2001), Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January 1992-December 1997), Carmona
                                            Motley & Co. (privately-held financial adviser). Oversees 25 portfolios in the
                                            OppenheimerFunds complex.

Kenneth A. Randall,                         A director of Dominion Resources, Inc. (electric utility holding company) and
Trustee (since 2000)                        Prime Retail, Inc. (real estate investment trust); formerly a director of
Age: 76                                     Dominion Energy, Inc. (electric power and oil & gas producer), President and
                                            Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                                            American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                            Company. Oversees 25 portfolios in the OppenheimerFunds complex.

Edward V. Regan,                            President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 2000)                        director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 73                                     and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                            Chairman of Municipal Assistance Corporation for the City of New York, New York
                                            State Comptroller and Trustee of New York State and Local Retirement Fund.
                                            Oversees 25 investment companies in the OppenheimerFunds complex.




                      34 | OPPENHEIMER EMERGING GROWTH FUND

Russell S. Reynolds, Jr.,                   Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 2000)                        governance consulting and executive recruiting); a life trustee of International
Age: 71                                     House (non-profit educational organization), and a trustee (since 1996) of the
                                            Greenwich Historical Society. Oversees 25 portfolios in the OppenheimerFunds complex.

Donald W. Spiro,                            Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of                            (January 1969-August 1999) of the Manager. Oversees 25 portfolios in the
the Board of Trustees,                      OppenheimerFunds complex.
Trustee (since 2000)
Age: 77





------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                          The address of Mr. Murphy in the chart below is Two World Financial Center, 225
AND OFFICER                                 Liberty St., New York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                             Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee,                      (since September 2000) of the Manager; President and a director or trustee of
Trustee (since 2001)                        other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                                     Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                            Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                            Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                            (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                            Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                            of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                                            OFI Institutional Asset Management, Inc. and Centennial Asset Management
                                            Corporation (since November 2001), HarbourView Asset Management Corporation and
                                            OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                            2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                            Inc.; a director (since November 2001) of Trinity Investment Management Corp.
                                            and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                            Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                            Insurance Company (the Manager's parent company); a director (since June 1995)
                                            of DLB Acquisition Corporation (a holding company that owns the shares of David
                                            L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                            2000-June 2001) of the Manager; President and trustee (November 1999-November
                                            2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                            Insurance Company; President, Chief Executive Officer and director (September
                                            1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                            1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                            wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as
                                            Trustee/Officer and 10 portfolios as Officer in the OppenheimerFunds complex.






                      35 | OPPENHEIMER EMERGING GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
OFFICERS                                    The address of the Officers in the chart below is as follows: for Ms. Granger and Mr. Zack, Two World Financial Center, 225 Liberty St., New York, NY
                                            10281-1008, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each
                                            Officer serves for an annual term or until his or her earlier resignation, death or removal.

Laura Granger,                              Vice President of the Manager (since October 2000); an officer of 3 portfolios
Vice President and Portfolio                in the OppenheimerFunds complex; formerly a portfolio manager at Fortis Advisors
Manager (since 2000)                        (July 1998-October 2000) prior to which she was portfolio manager at General
Age: 42                                     Motors Investment Management (July 1993-July 1998).

Brian W. Wixted,                            Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 2000)                      (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 44                                     Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                            Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                            Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                            OppenheimerFunds plc (since May 2000) and OFI Institutional Asset Management,
                                            Inc. (since November 2000) (offshore fund management subsidiaries of the
                                            Manager); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                            Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                            (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy
                                            Program (since April 2000); formerly Principal and Chief Operating Officer
                                            (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An
                                            officer of 82 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                             Senior Vice President (since May 1985) and General Counsel (since February 2002)
Secretary (since 2001)                      of the Manager; General Counsel and a director (since November 2001) of
Age: 55                                     OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                                            (since November 2001) of HarbourView Asset Management Corporation; Vice
                                            President and a director (since November 2000) of Oppenheimer Partnership
                                            Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                            November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                            Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                            Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                            Centennial Asset Management Corporation; a director (since November 2001) of
                                            Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                            (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                            (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                            November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                            (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                            2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                            1985-November 2001), Shareholder Financial Services, Inc. (November
                                            1989-November 2001); OppenheimerFunds International Ltd. and OppenheimerFunds
                                            plc (October 1997-November 2001). An officer of 82 portfolios in the
                                            OppenheimerFunds complex.

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.


                      36 | OPPENHEIMER EMERGING GROWTH FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the Fund has determined that Edward
V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)